SCHEDULE OF ANTI-DILUTIVE SECURITIES (Details) - Intec Pharma Ltd. [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding Stock Options [Member]
Anti-dilutive securities	237,288	216,255
Warrants [Member]
Anti-dilutive securities	948,044